Equity - Summarized Financial Information for Subsidiary (Detail) - USD ($) $ in Thousands	2 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Jul. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of financial position [abstract]
Current assets	$ 372,679		$ 372,679	$ 372,679	$ 401,593
Current liabilities	(397,390)		(397,390)	(397,390)	(397,498)
Non-current assets	833,428		833,428	833,428	609,985
Non-current liabilities	(317,785)		(317,785)	(317,785)	(92,738)
Summarized Condensed Income Statement and Condensed Statement of Comprehensive Income [Abstract]
Revenue from contracts with customers				374,204	327,617	$ 258,877
Revenue From Contracts With Customers, Before Tax				390,646	334,390	264,061
Proceeds from contributions of non-controlling interests				951	3,657	0
Employee benefits expense				(111,681)	(78,778)	(69,779)
Amortization Expense Except Software Amortization				(30,727)	(22,370)	(17,379)
Administrative expenses				(46,681)	(39,159)	(31,150)
Share of profit (loss) of associates accounted for using equity method				(508)	(753)	(2,351)
Finance income (cost)				(20,640)	(1,674)	8,115
Profit (loss) before tax				85,993	117,999	102,453
Tax expense (income)				(10,306)	2,816	(8,349)
Profit (loss)				75,687	120,815	94,104
Gains (Losses) On Exchange Differences On Translation Of Foreign Operations, Attributable To Non-Controlling Interests, Net Of Tax				5,761	(459)	1,284
Comprehensive income				25,242	119,823	93,532
Disclosure Of Noncontrolling Interests [Abstract]
Capital contributions				951	3,657	0
Comprehensive income, attributable to non-controlling interests				9,573	1,956	2,431
Non-controlling interests [member]
Summarized Condensed Income Statement and Condensed Statement of Comprehensive Income [Abstract]
Profit (loss)				3,812	2,415	1,147
Management fees
Summarized Condensed Income Statement and Condensed Statement of Comprehensive Income [Abstract]
Revenue From Contracts With Customers, Before Tax				303,242	252,885	223,485
Performance fees
Summarized Condensed Income Statement and Condensed Statement of Comprehensive Income [Abstract]
Revenue From Contracts With Customers, Before Tax				62,690	74,712	30,350
VBI Non-Controlling Interest
Summarized Condensed Income Statement and Condensed Statement of Comprehensive Income [Abstract]
Dividends declared				6,227	3,663
Proceeds from contributions of non-controlling interests				2,204	4,743
Gross Obligation Under Put Option, Non-Controlling Interest				0		(55,490)
Profit (loss)				1,842	2,128	1,147
Gains (Losses) On Exchange Differences On Translation Of Foreign Operations, Attributable To Non-Controlling Interests, Net Of Tax				3,512	(1,442)	1,284
Disclosure Of Noncontrolling Interests [Abstract]
Gross Obligation Under Put Option, Non-Controlling Interest				0		(55,490)
Derecognition of non-controlling interest				36,233
Dividends declared				(6,227)	(3,663)
Capital contributions				2,204	4,743
Comprehensive income, attributable to non-controlling interests				0	(37,564)	(39,330)	$ 0
Comprehensive income recognized in business combination				0	0	13,729
PAM Non-Controlling Interest
Summarized Condensed Income Statement and Condensed Statement of Comprehensive Income [Abstract]
Dividends declared				517	0
Proceeds from contributions of non-controlling interests				0	0
Gross Obligation Under Put Option, Non-Controlling Interest				0		0
Profit (loss)				733	287	0
Gains (Losses) On Exchange Differences On Translation Of Foreign Operations, Attributable To Non-Controlling Interests, Net Of Tax				443	983	0
Disclosure Of Noncontrolling Interests [Abstract]
Gross Obligation Under Put Option, Non-Controlling Interest				0		0
Derecognition of non-controlling interest				0
Dividends declared				(517)	0
Capital contributions				0	0
Comprehensive income, attributable to non-controlling interests				17,076	16,417	0	0
Comprehensive income recognized in business combination				0	15,147	0
VBI Real Estate Gestão de Carteiras S.A. [Member]
Statement of financial position [abstract]
Current assets	0		0	0	8,142
Current liabilities	0		0	0	(8,285)
Current assets (liabilities)	0		0	0	(143)
Non-current assets	0		0	0	26,613
Non-current liabilities	0		0	0	(614)
Non-current Assets (Liabilities)	0		0	0	25,999
Assets (liabilities)	0		0	0	25,856
Summarized Condensed Income Statement and Condensed Statement of Comprehensive Income [Abstract]
Revenue from contracts with customers		$ (9,738)			13,008
Amortization expense - NCI		0
Employee benefits expense		(1,906)			(3,070)
Amortization Expense Except Software Amortization		(668)			(1,870)
Administrative expenses		(1,058)			(1,892)
Share of profit (loss) of associates accounted for using equity method		(356)			(222)
Other operating income (expense)		0			(6)
Finance income (cost)		(276)			(148)
Profit (loss) before tax		5,474			5,800
Tax expense (income)		(1,160)			(1,544)
Current tax expense (income) and adjustments for current tax of prior periods		(1,420)			(1,460)
Deferred tax expense (income) recognised in profit or loss		260			(84)
Profit (loss)		4,314			4,256
VBI Real Estate Gestão de Carteiras S.A. [Member] | Non-controlling interests [member]
Summarized Condensed Income Statement and Condensed Statement of Comprehensive Income [Abstract]
Revenue from contracts with customers		(4,869)			6,504
Amortization expense - NCI		315
Employee benefits expense		(953)			(1,535)
Amortization Expense Except Software Amortization		(334)			(935)
Administrative expenses		(529)			(946)
Share of profit (loss) of associates accounted for using equity method		(178)			(111)
Other operating income (expense)		0			(3)
Finance income (cost)		(138)			(74)
Profit (loss) before tax		2,422			2,900
Tax expense (income)		(580)			(772)
Current tax expense (income) and adjustments for current tax of prior periods		(710)			(730)
Deferred tax expense (income) recognised in profit or loss		130			(42)
Profit (loss)		$ 1,842			2,128
Patria Asset Management S.A. (“PAM”) (formerly Gestoría Externa de Portafolios S.A.) [Member]
Statement of financial position [abstract]
Current assets	10,651		10,651	10,651	6,867
Current liabilities	(4,644)		(4,644)	(4,644)	(1,364)
Current assets (liabilities)	6,007		6,007	6,007	5,503
Non-current assets	17,207		17,207	17,207	16,317
Non-current liabilities	(707)		(707)	(707)	(57)
Non-current Assets (Liabilities)	16,500		16,500	16,500	16,260
Assets (liabilities)	22,507		22,507	22,507	21,763
Summarized Condensed Income Statement and Condensed Statement of Comprehensive Income [Abstract]
Revenue from contracts with customers	1,993			(12,537)
Amortization expense - NCI				0
Employee benefits expense	(742)			(6,101)
Amortization Expense Except Software Amortization	0			0
Administrative expenses	(179)			(1,658)
Share of profit (loss) of associates accounted for using equity method	0			0
Other operating income (expense)	(151)			(23)
Finance income (cost)	(25)			(98)
Profit (loss) before tax	896			4,657
Tax expense (income)	(310)			(1,666)
Current tax expense (income) and adjustments for current tax of prior periods	(293)			(2,175)
Deferred tax expense (income) recognised in profit or loss	(17)			509
Profit (loss)	586			2,991
Patria Asset Management S.A. (“PAM”) (formerly Gestoría Externa de Portafolios S.A.) [Member] | Non-controlling interests [member]
Summarized Condensed Income Statement and Condensed Statement of Comprehensive Income [Abstract]
Revenue from contracts with customers	977			(6,176)
Amortization expense - NCI				740
Employee benefits expense	(364)			(3,005)
Amortization Expense Except Software Amortization	0			0
Administrative expenses	(88)			(817)
Share of profit (loss) of associates accounted for using equity method	0			0
Other operating income (expense)	(74)			(11)
Finance income (cost)	(12)			(49)
Profit (loss) before tax	439			1,554
Tax expense (income)	(152)			(821)
Current tax expense (income) and adjustments for current tax of prior periods	(144)			(1,072)
Deferred tax expense (income) recognised in profit or loss	(8)			251
Profit (loss)	287			733
TRIA [Member]
Statement of financial position [abstract]
Current assets	50,133		50,133	50,133	0
Current liabilities	(34,731)		(34,731)	(34,731)	0
Current assets (liabilities)	15,402		15,402	15,402	0
Non-current assets	7,990		7,990	7,990	0
Non-current liabilities	(4,100)		(4,100)	(4,100)	0
Non-current Assets (Liabilities)	3,890		3,890	3,890	0
Assets (liabilities)	$ 19,292		19,292	19,292	0
Summarized Condensed Income Statement and Condensed Statement of Comprehensive Income [Abstract]
Revenue from contracts with customers			0
Amortization expense - NCI			0
Dividends declared				0	0
Proceeds from contributions of non-controlling interests				0	0
Gross Obligation Under Put Option, Non-Controlling Interest				(17,117)		0
Employee benefits expense			(1,339)
Amortization Expense Except Software Amortization			(29)
Administrative expenses			(376)
Share of profit (loss) of associates accounted for using equity method			0
Other operating income (expense)			6,567
Finance income (cost)			551
Profit (loss) before tax			5,374
Tax expense (income)			(1,827)
Current tax expense (income) and adjustments for current tax of prior periods			0
Deferred tax expense (income) recognised in profit or loss			(1,827)
Profit (loss)			3,547	1,182	0	0
Gains (Losses) On Exchange Differences On Translation Of Foreign Operations, Attributable To Non-Controlling Interests, Net Of Tax				1,808	0	0
Disclosure Of Noncontrolling Interests [Abstract]
Gross Obligation Under Put Option, Non-Controlling Interest				(17,117)		0
Derecognition of non-controlling interest				0
Dividends declared				0	0
Capital contributions				0	0
Comprehensive income, attributable to non-controlling interests				(7,523)	0	0	0
Comprehensive income recognized in business combination				6,604	0	0
TRIA [Member] | Non-controlling interests [member]
Summarized Condensed Income Statement and Condensed Statement of Comprehensive Income [Abstract]
Revenue from contracts with customers			0
Amortization expense - NCI			0
Employee benefits expense			(446)
Amortization Expense Except Software Amortization			(10)
Administrative expenses			(126)
Share of profit (loss) of associates accounted for using equity method			0
Other operating income (expense)			2,189
Finance income (cost)			184
Profit (loss) before tax			1,791
Tax expense (income)			(609)
Current tax expense (income) and adjustments for current tax of prior periods			0
Deferred tax expense (income) recognised in profit or loss			(609)
Profit (loss)			$ 1,182
Other (a) [Member]
Summarized Condensed Income Statement and Condensed Statement of Comprehensive Income [Abstract]
Dividends declared				0	0
Proceeds from contributions of non-controlling interests				248	0
Gross Obligation Under Put Option, Non-Controlling Interest				0		0
Profit (loss)				55	0	0
Gains (Losses) On Exchange Differences On Translation Of Foreign Operations, Attributable To Non-Controlling Interests, Net Of Tax				(2)	0	0
Disclosure Of Noncontrolling Interests [Abstract]
Gross Obligation Under Put Option, Non-Controlling Interest				0		0
Derecognition of non-controlling interest				0
Dividends declared				0	0
Capital contributions				248	0
Comprehensive income, attributable to non-controlling interests				301	0	0	0
Comprehensive income recognized in business combination				0	0	0
Total [Member]
Summarized Condensed Income Statement and Condensed Statement of Comprehensive Income [Abstract]
Dividends declared				6,744	3,663
Proceeds from contributions of non-controlling interests				2,452	4,743
Gross Obligation Under Put Option, Non-Controlling Interest				(17,117)		(55,490)
Profit (loss)				3,812	2,415	1,147
Gains (Losses) On Exchange Differences On Translation Of Foreign Operations, Attributable To Non-Controlling Interests, Net Of Tax				5,761	(459)	1,284
Disclosure Of Noncontrolling Interests [Abstract]
Gross Obligation Under Put Option, Non-Controlling Interest				(17,117)		(55,490)
Derecognition of non-controlling interest				36,233
Dividends declared				(6,744)	(3,663)
Capital contributions				2,452	4,743
Comprehensive income, attributable to non-controlling interests				9,854	(21,147)	(39,330)	$ 0
Comprehensive income recognized in business combination				$ 6,604	$ 15,147	$ 13,729